Commitments and Contingencies - Narrative (Details) 10-Q		3 Months Ended			5 Months Ended	8 Months Ended	12 Months Ended
	Feb. 10, 2026 USD ($)	Mar. 31, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) lane m	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($) lane m	Jan. 31, 2026 USD ($) m	Jan. 09, 2026 USD ($) m	Aug. 31, 2025 USD ($) m	Dec. 31, 2024 USD ($)
Other Commitments [Line Items]
Length of pool to be constructed | m					50		50			50
Construction deposits made		$ 2,619,382
Deposit assets, long-term		3,979,386			$ 1,360,004	$ 3,979,386	$ 1,360,004				$ 0
Deposit assets		6,837,843			597,011	6,837,843	597,011				0
Deposit liabilities		1,356,090			476,253	1,356,090	476,253				$ 0
Other commitment					$ 1,174,000		$ 1,174,000
Track system to be built, number of lanes | lane					6		6
Total Commitment		13,793,708
Swimming Pool
Other Commitments [Line Items]
Costs to be capitalized		3,008,000
Swimming Pool, Structure
Other Commitments [Line Items]
Costs to be capitalized		1,908,000
Swimming Pool,, Mechanical Equipment
Other Commitments [Line Items]
Costs to be capitalized		1,074,000
Swimming Pool, Equipment
Other Commitments [Line Items]
Costs to be capitalized		26,000
Pool Construction
Other Commitments [Line Items]
Contractual obligation								$ 6,200,000
Construction deposits made		5,882,000
Deposit assets, long-term		3,008,000				3,008,000
Deposit assets		3,262,780				3,262,780
Deposit liabilities		845,162				845,162
Total Commitment		6,576,000
Entertainment services
Other Commitments [Line Items]
Deposit assets, long-term		0				0
Deposit assets		550,000				550,000
Deposit liabilities		0				0
Total Commitment		1,100,000	$ 1,100,000
Staging and lighting
Other Commitments [Line Items]
Deposit assets, long-term		0				0
Deposit assets		1,236,378				1,236,378
Deposit liabilities		449,946				449,946
Total Commitment		2,286,252
Other
Other Commitments [Line Items]
Deposit assets, long-term		386				386
Deposit assets		614,685				614,685
Deposit liabilities		60,982				60,982
Total Commitment		615,456
Other Commitments, LED Screens And Other
Other Commitments [Line Items]
Total Commitment		296,000
Other Commitments, Enhanced Games
Other Commitments [Line Items]
Total Commitment		165,000
Other Commitments, Inventory
Other Commitments [Line Items]
Total Commitment		154,000
50 Meter Portable Pool
Other Commitments [Line Items]
Length of pool to be constructed | m								50
Contractual obligation										$ 250,000
Construction deposits made						389,000
Deposit assets, long-term		2,620,000				2,620,000
Deposit assets		3,263,000				3,263,000
Deposit liabilities		845,000				845,000
Contractual obligation, amounts incurred		231,000			$ 196,667	231,000	$ 196,667
Construction deposit, noncurrent		389,000			389,000	389,000	389,000
Payments for deposits					389,000
50 Meter Portable Pool | Pool Construction
Other Commitments [Line Items]
Contractual obligation									$ 6,200,000
Construction deposits made		5,882,000
Six Lane Track System
Other Commitments [Line Items]
Contractual obligation					1,942,000		1,942,000
Contractual obligation, amounts incurred		$ 971,000			971,000	$ 971,000	971,000
Subsequent Event
Other Commitments [Line Items]
Length of pool to be constructed | m									50
Subsequent Event | 50 Meter Portable Pool
Other Commitments [Line Items]
Contractual obligation									$ 6,100,000
May 2026 Event, Deposit 1
Other Commitments [Line Items]
Payments for deposits							145,000
May 2026 Event, Deposit 2
Other Commitments [Line Items]
Payments for deposits							442,000
May 2026 Event, Deposit 3 | Subsequent Event
Other Commitments [Line Items]
Payments for deposits	$ 587,000
May 2026 Event, Food And Beverage Minimum
Other Commitments [Line Items]
Other commitment					$ 100,000		$ 100,000